Goodwill And Other Intangibles (Amortized Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 1,906	$ 1,594
Accumulated Amortization	632	468
Net Carrying Amount	1,274	1,126
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Gross Cost	1,672	1,390
Accumulated Amortization	518	392
Net Carrying Amount	1,154	998
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Cost	234	204
Accumulated Amortization	114	76
Net Carrying Amount	$ 120	$ 128